Leases (Details) - Schedule of Maturities of Lease Liabilities - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Five-year lease schedule:
2024 Apr 1 – Dec 31	$ 154
2025	235	$ 231
2026	241	237
2027	247	242
2028	215	248
Thereafter	2,021	216
Total lease payments	3,113	3,238
Less imputed interest	(1,748)	(1,811)
Total	$ 1,365	$ 1,427